UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.1%
CONSUMER DISCRETIONARY - 10.9%
Hotels, Restaurants & Leisure - 2.1%
McDonald’s Corp.	588,320	$58,273,096
Yum! Brands Inc.	451,943	28,621,550

Total Hotels, Restaurants & Leisure		86,894,646

Internet & Catalog Retail - 0.7%
Amazon.com Inc.	142,630	27,732,977	*

Media - 4.9%
Comcast Corp., Class A Shares	3,407,390	90,602,500
News Corp., Class A Shares	1,064,276	20,040,317
Walt Disney Co.	2,254,244	87,690,092

Total Media		198,332,909

Multiline Retail - 0.6%
Target Corp.	444,280	22,573,867

Specialty Retail - 2.6%
Home Depot Inc.	1,620,280	71,924,229
TJX Cos. Inc.	519,340	35,387,828

Total Specialty Retail		107,312,057

TOTAL CONSUMER DISCRETIONARY		442,846,456

CONSUMER STAPLES - 10.7%
Beverages - 1.7%
Coca-Cola Co.	715,070	48,288,677
PepsiCo Inc.	293,210	19,255,101

Total Beverages		67,543,778

Food & Staples Retailing - 3.2%
CVS Caremark Corp.	954,830	39,864,153
Wal-Mart Stores Inc.	1,467,440	90,042,118

Total Food & Staples Retailing		129,906,271

Food Products - 2.8%
General Mills Inc.	860,650	34,279,689
H.J. Heinz Co.	705,860	36,598,841
Kraft Foods Inc., Class A Shares	951,130	36,428,279
McCormick & Co. Inc., Non Voting Shares	161,690	8,171,813

Total Food Products		115,478,622

Household Products - 3.0%
Kimberly-Clark Corp.	481,720	34,471,883
Procter & Gamble Co.	1,398,910	88,187,286

Total Household Products		122,659,169

TOTAL CONSUMER STAPLES		435,587,840

ENERGY - 10.1%
Energy Equipment & Services - 1.7%
Cameron International Corp.	309,360	16,457,952	*
National-Oilwell Varco Inc.	198,620	14,693,907
Schlumberger Ltd.	257,323	19,342,970
Weatherford International Ltd.	1,104,050	18,481,797	*

Total Energy Equipment & Services		68,976,626

Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	390,330	31,507,438
Apache Corp.	270,774	26,774,133
Chevron Corp.	747,990	77,102,809
ConocoPhillips	352,020	24,011,284
Devon Energy Corp.	229,240	14,627,804
Exxon Mobil Corp.	1,712,710	143,422,336
Newfield Exploration Co.	262,500	9,925,125	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 8.4% (continued)
Spectra Energy Corp.	482,445	$15,192,193

Total Oil, Gas & Consumable Fuels		342,563,122

TOTAL ENERGY		411,539,748

FINANCIALS - 13.5%
Capital Markets - 0.4%
Morgan Stanley	869,940	16,224,381

Commercial Banks - 2.2%
SunTrust Banks Inc.	400,380	8,235,817
U.S. Bancorp	967,930	27,314,985
Wells Fargo & Co.	1,860,060	54,332,352

Total Commercial Banks		89,883,154

Diversified Financial Services - 2.2%
Citigroup Inc.	1,115,863	34,279,311
JPMorgan Chase & Co.	1,527,570	56,978,361

Total Diversified Financial Services		91,257,672

Insurance - 6.3%
Berkshire Hathaway Inc., Class A Shares	549	64,740,825	*
Lincoln National Corp.	327,116	7,046,079
MetLife Inc.	1,313,658	46,411,537
Prudential Financial Inc.	256,620	14,688,929
Travelers Cos. Inc.	2,101,705	122,529,401

Total Insurance		255,416,771

Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	555,530	35,281,710
Annaly Capital Management Inc.	2,119,282	35,688,709

Total Real Estate Investment Trusts (REITs)		70,970,419

Real Estate Management & Development - 0.6%
Forest City Enterprises Inc., Class A Shares	1,871,950	24,578,704	*

TOTAL FINANCIALS		548,331,101

HEALTH CARE - 10.2%
Biotechnology - 0.7%
Amgen Inc.	366,180	24,867,284
Onyx Pharmaceuticals Inc.	135,140	5,532,632	*

Total Biotechnology		30,399,916

Health Care Providers & Services - 1.7%
Aetna Inc.	726,920	31,766,404
AmerisourceBergen Corp.	522,990	20,380,920
UnitedHealth Group Inc.	296,200	15,340,198

Total Health Care Providers & Services		67,487,522

Pharmaceuticals - 7.8%
Abbott Laboratories	332,270	17,992,420
Bristol-Myers Squibb Co.	1,083,220	34,923,013
GlaxoSmithKline PLC, ADR	724,160	32,254,086
Johnson & Johnson	1,105,960	72,893,824
Merck & Co. Inc.	1,372,950	52,529,067
Novartis AG, ADR	707,180	38,442,305
Pfizer Inc.	3,182,700	68,109,780

Total Pharmaceuticals		317,144,495

TOTAL HEALTH CARE		415,031,933

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
Honeywell International Inc.	688,840	39,980,274
Raytheon Co.	407,310	19,546,807

Total Aerospace & Defense		59,527,081

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Air Freight & Logistics - 1.9%
United Parcel Service Inc., Class B Shares	1,031,100	$78,002,715

Commercial Services & Supplies - 0.4%
Waste Management Inc.	502,380	17,462,729

Industrial Conglomerates - 4.6%
3M Co.	418,000	36,244,780
General Electric Co.	3,768,550	70,509,570
Tyco International Ltd.	685,410	34,921,640
United Technologies Corp.	579,670	45,417,144

Total Industrial Conglomerates		187,093,134

Machinery - 0.8%
Eaton Corp.	664,540	32,582,396

Road & Rail - 0.3%
Norfolk Southern Corp.	139,029	10,037,894

TOTAL INDUSTRIALS		384,705,949

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.8%
Cisco Systems Inc.	2,573,746	50,522,634
Motorola Solutions Inc.	570,860	26,493,613
QUALCOMM Inc.	639,508	37,615,860

Total Communications Equipment		114,632,107

Computers & Peripherals - 3.8%
Apple Inc.	287,094	131,052,669	*
EMC Corp.	910,846	23,463,393	*

Total Computers & Peripherals		154,516,062

Internet Software & Services - 2.8%
eBay Inc.	1,369,234	43,267,795	*
Google Inc., Class A Shares	119,294	69,203,642	*

Total Internet Software & Services		112,471,437

IT Services - 4.5%
Automatic Data Processing Inc.	884,820	48,470,440
International Business Machines Corp.	383,720	73,904,472
VeriFone Holdings Inc.	219,050	9,353,435	*
Visa Inc., Class A Shares	508,370	51,162,357

Total IT Services		182,890,704

Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments Inc.	870,140	28,175,133

Software - 4.5%
Citrix Systems Inc.	291,800	19,028,278	*
Microsoft Corp.	4,087,253	120,696,581
Oracle Corp.	1,556,765	43,900,773

Total Software		183,625,632

TOTAL INFORMATION TECHNOLOGY		776,311,075

MATERIALS - 6.9%
Chemicals - 5.5%
Celanese Corp., Series A Shares	1,037,168	50,520,453
E.I. du Pont de Nemours & Co.	536,040	27,279,076
Ecolab Inc.	647,710	39,147,592
Monsanto Co.	354,270	29,067,854
PPG Industries Inc.	854,510	76,547,006

Total Chemicals		222,561,981

Metals & Mining - 0.6%
Newmont Mining Corp.	390,010	23,977,815

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY			SHARES	VALUE
Paper & Forest Products - 0.8%
International Paper Co.			1,041,030	$32,417,674

TOTAL MATERIALS				278,957,470

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T Inc.			2,596,740	76,370,123
Verizon Communications Inc.			1,051,510	39,599,867

TOTAL TELECOMMUNICATION SERVICES				115,969,990

UTILITIES - 1.4%
Electric Utilities - 0.6%
American Electric Power Co. Inc.			201,780	7,982,417
NV Energy Inc.			1,047,100	16,963,020

Total Electric Utilities				24,945,437

Multi-Utilities - 0.8%
National Grid PLC, ADR			188,370	9,397,779
Wisconsin Energy Corp.			673,510	22,899,340

Total Multi-Utilities				32,297,119

TOTAL UTILITIES				57,242,556

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,664,285,508)				3,866,524,118

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.3%
Repurchase Agreements - 4.3%
Interest in $289,360,000 joint tri-party repurchase agreement dated 1/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $88,758,542; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 2/22/12 to 8/25/16; Market value - $90,533,454)	0.220%	2/1/12	$88,758,000	88,758,000
Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/12 with RBS Securities Inc.; Proceeds at maturity - $88,758,394; (Fully collateralized by various U.S. government obligations, 0.650% to 8.280% due 2/9/12 to 1/10/25; Market value - $90,533,713)	0.160%	2/1/12	88,758,000	88,758,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $177,516,000)				177,516,000

TOTAL INVESTMENTS - 99.4% (Cost - $2,841,801,508#)				4,044,040,118
Other Assets in Excess of Liabilities - 0.6%				23,114,022

TOTAL NET ASSETS - 100.0%				$4,067,154,140

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$3,866,524,118	—	—	$3,866,524,118
Short-term investments†	—	$177,516,000	—	177,516,000

Total investments	$3,866,524,118	$177,516,000	—	$4,044,040,118

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding

Notes to Schedule of Investments (unaudited) (continued)

period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,222,399,194
Gross unrealized depreciation	(20,160,584)

Net unrealized appreciation	$1,202,238,610

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012